14005483

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

FEB 27 2014

Washington, DC 20549

CERT NYS
File No. 001-08606

February 27, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VERIZON COMMUNICATIONS INC., 2.375% Notes due 2022, 3.25% Notes due 2026, and 4.75% Notes due 2034 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 12, 2014. Tentative listing date – March 3, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
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